PREPAYMENTS - THIRD PARTIES	12 Months Ended
Dec. 31, 2021
PREPAYMENTS - THIRD PARTIES
PREPAYMENTS - THIRD PARTIES

5.PREPAYMENTS – THIRD PARTIES

Prepayments – third parties consist of the following:

	December 31,	December 31,
	2021	2020
Prepayments to third party medias	$12,077,413	$6,058,481
Less: provision for doubtful accounts	(2,701,166)	–
	$9,376,247	$6,058,481

For the years ended December 31, 2021, 2020 and 2019, provisions for doubtful accounts of prepayments – third parties were $2,668,421, $nil and $66,711, respectively.